Commitments and Contingencies	12 Months Ended
Dec. 31, 2018
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

NOTE 14 – COMMITMENTS AND CONTINGENCIES

PROFIT SHARING PLAN

The Company maintains a contributory profit sharing plan covering substantially all fulltime employees within the requirements of the Employee Retirement Income Security Act of 1974 (“ERISA”). In 2016, the Safe Harbor element was removed from the plan and the employer may make a discretionary matching contribution equal to a uniform percentage or dollar amount of participants’ elective deferrals for each Plan Year. In 2015, the Company is required to make a safe harbor non-elective contribution equal to 3 percent of a participant’s compensation. The plan also includes a 401(k) savings plan feature that allows substantially all employees to make voluntary contributions and provides for discretionary matching contributions determined annually by the Board of Directors. For the years ending December 31, 2018, and 2017, the Company elected to forgo the match for 2018 and 2017.

OPERATING LEASES

In April 2012, Quest Marketing signed an operating lease at 860 Conger Street, Eugene, OR 97402. The premises, consisting of approximately 7,000 square feet of warehouse/office space shall serve as the Company’s new headquarters. The lease provides for monthly payments of $3,837 through March 2013 and adjusted annually to reflect changes in the cost of living for the remainder of the lease term. In no event shall the monthly rent be increased by more than 2 percent in any one year. The lease expired March 2017 and the Company extended the term of the lease for an additional two year with the same cost of living increase. In May 2019 the company extended this lease for an additional 12 months until March 2020.

The lease at the Company’s Ohio location, signed by Quest Marketing in June 2013, provides for monthly payments of $2,691. The lease was renewed on June 1, 2018 and the new lease term is through May 30, 2023. Pursuant to the renewal of the lease, rent payments are as follows: $2,706 per month for the period covering June 1, 2018 through May 30, 2019; $2,815 per month for the period covering June 1, 2019 through May 30, 2020; $2,926 per month for the period covering June 1, 2020 through May 30, 2021; $3,044 per month for the period covering June 1, 2021 through May 30, 2022; and $3,165 per month for the period covering June 1, 2022 through May 30, 2023. This location is used by the Company’s software development team and engineers for assistance with its sales team.

The Company had a commercial real estate operating lease with the former owner of BCS for the Company’s BCS office and warehouse location in Garden Grove, CA. Total rent expense at this location was $108,000 for the year ending December 31, 2017. On February 1, 2018 The Company signed a new lease for the Company’s office and warehouse location in Anaheim downsizing from Garden Grove, California. The Company rent is at the rate of $2,372 per month through January 31, 2019, then increasing to $2,466.54 per month to January 31, 2020. The rent from February 1, 2020 until February 28, 2021 is $2,565.20. The lease expires on February 28, 2021. This location houses satellite sales and technical support office.

The Company opened an executive suite in Salt Lake City, Utah in August 2017. This office houses the offices for the Company’s CEO and CFO. Rent on this location was waived by the landlord until January 1, 2018, when the office space expanded to house a portion of the Company’s accounting and administrative staff. The Company rent per month at this location for 2018 was $7,000 per month. As this rental rate is below the current market rate for the property, the company imputed monthly rent expense of $28,266 for 2018 in the financial statements.

As of October 1, 2018 in connection with the acquisition of HTS, the Company added the lease for the offices for the R&D employees that are located in Israel. The rental cost for the three months ended December 2018 was $53,119. On December 2018, the offices moved to a “We Work” offices located in Haifa, Israel to reduce the rental cost. The amount paid for December 2018 was 9,170 Nis (or $2,400), in January 2019, 12,838 Nis (or $3,400), from February 2019 the monthly rental cost was 24,728 Nis (or $6,600) per month and from January 2020, 30,230 Nis (or $8,000) per month

Total rent expense paid was $356,480 and $170,765 for the years ending December 31, 2018 and 2017, respectively.

The following is a schedule of future minimum facility lease payments required under the related party operating leases that have initial or remaining lease terms in excess of one year as of December 31, 2017.

The future minimum operating lease payments are as follows:

Years ending December 31,
2019	162,716
2020	73,516
2021	31,481
Thereafter	48,197
Total	$315,910

LITIGATION

The Company was sued by Kurt Thomet for breach of obligations related to the outstanding debt obligations remaining from the promissory note executed on January 18, 2014 and subsequent amendments. The lawsuit was withdrawn in 2018 with the restructure of debt the subsequent to year end but effective December 31, 2018. The Company is not a party to any other pending material legal proceeding. To the knowledge of management, no federal, state or local governmental agency is presently contemplating any proceeding against the Company. To the knowledge of management, no director, executive officer or affiliate of the Company, any owner of record or beneficially of more than five percent of the Company’s Common Stock is a party adverse to the Company or has a material interest adverse to the Company in any proceeding.